Risk management - Funding and Liquidity Risk (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Structural interest rate risk
Total Balance Sheet Assets	$ 1,361,558	$ 1,285,120
Liabilities	(1,259,588)	(1,191,900)
Equity	(123,287)	(115,410)	$ (105,227)	$ (107,758)
Total Balance Sheet Liabilities	(1,408,724)	(1,329,191)
0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	267,346	240,619
Liabilities	(408,328)	(345,271)
1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	79,718	59,700
Liabilities	(55,805)	(60,645)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	294,489	279,259
Liabilities	(54,372)	(46,016)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	160,968	165,733
Liabilities	(70,241)	(63,134)
2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	300,088	284,644
Liabilities	(120,235)	(139,967)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(123,255)	(115,381)	(105,172)	$ (107,700)
Liquidity risk
Structural interest rate risk
Total Balance Sheet Assets	3,767,210	1,414,049	1,295,194
Total Balance Sheet Liabilities	(3,626,163)	(1,226,818)	(1,160,850)
Total Balance Sheet Gap	141,047	187,231	134,344
Total Off-Balance Sheet Gap	30,927	15,009	3,474
Liquidity risk | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	303,529	424,951	497,863
Total Balance Sheet Liabilities	(284,649)	(263,922)	(371,628)
Total Balance Sheet Gap	18,880	161,029	126,235
Total Off-Balance Sheet Gap	755	(8,956)	178,907
Total Structural Gap	19,635	152,073	305,142
Accumulated Gap	19,635	152,073	305,142
Liquidity risk | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	78,133	64,734	67,095
Total Balance Sheet Liabilities	(31,454)	(31,588)	(72,073)
Total Balance Sheet Gap	46,679	33,146	(4,978)
Total Off-Balance Sheet Gap	108	596	4,463
Total Structural Gap	46,787	33,742	(515)
Accumulated Gap	66,422	185,815	304,627
Liquidity risk | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets	79,085	68,261	62,382
Total Balance Sheet Liabilities	(34,594)	(25,813)	(18,950)
Total Balance Sheet Gap	44,491	42,448	43,432
Total Off-Balance Sheet Gap	(144)	117	744
Total Structural Gap	44,347	42,565	44,175
Accumulated Gap	110,769	228,380	348,802
Liquidity risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	160,129	101,605	89,081
Total Balance Sheet Liabilities	(43,605)	(44,697)	(57,588)
Total Balance Sheet Gap	116,524	56,908	31,493
Total Off-Balance Sheet Gap	1,637	599	(2,149)
Total Structural Gap	118,161	57,507	29,343
Accumulated Gap	228,930	285,887	378,146
Liquidity risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	264,286	235,946	208,934
Total Balance Sheet Liabilities	(60,079)	(71,640)	(363,261)
Total Balance Sheet Gap	204,207	164,306	(154,327)
Total Off-Balance Sheet Gap	5,657	7,423	7,714
Total Structural Gap	209,864	171,729	(146,612)
Accumulated Gap	438,794	457,616	231,533
Liquidity risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	129,283	109,695	86,338
Total Balance Sheet Liabilities	(83,770)	(61,254)	(17,694)
Total Balance Sheet Gap	45,513	48,441	68,644
Total Off-Balance Sheet Gap	6,293	4,090	(3,086)
Total Structural Gap	51,806	52,531	65,558
Accumulated Gap	490,600	510,147	297,092
Liquidity risk | 2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	181,693	158,065	136,230
Total Balance Sheet Liabilities	(309,566)	(292,325)	(36,647)
Total Balance Sheet Gap	(127,873)	(134,260)	99,583
Total Off-Balance Sheet Gap	3,781	(864)	1,324
Total Structural Gap	(124,092)	(135,124)	100,907
Accumulated Gap	366,508	375,023	397,999
Liquidity risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,571,073	250,794	146,271
Total Balance Sheet Liabilities	(2,778,446)	(435,580)	(223,009)
Total Balance Sheet Gap	(207,373)	(184,786)	(76,738)
Total Off-Balance Sheet Gap	12,838	12,005	(184,443)
Total Structural Gap	(194,535)	(172,781)	(261,180)
Accumulated Gap	171,973	202,242	136,819
Liquidity risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(125,813)	(116,134)	(105,283)
Liquidity risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(125,813)	(116,134)	(105,283)
Liquidity risk | Money Market
Structural interest rate risk
Liabilities	(114,421)	(113,294)	(205,899)
Liquidity risk | Money Market | 0 - 1 months
Structural interest rate risk
Liabilities	(27,386)	(20,523)	(174,477)
Liquidity risk | Money Market | 1 - 3 months
Structural interest rate risk
Liabilities	(89)	(791)	(4,406)
Liquidity risk | Money Market | 3 - 6 months
Structural interest rate risk
Liabilities			(842)
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities			(19,379)
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities			(1,276)
Liquidity risk | Money Market | 3 to 5 years
Structural interest rate risk
Liabilities			(2,947)
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(86,945)	(91,981)	(2,572)
Liquidity risk | Deposits
Structural interest rate risk
Liabilities	(643,226)	(607,532)	(551,068)
Liquidity risk | Deposits | 0 - 1 months
Structural interest rate risk
Liabilities	(253,793)	(239,107)	(178,389)
Liquidity risk | Deposits | 1 - 3 months
Structural interest rate risk
Liabilities	(20,848)	(19,463)	(57,904)
Liquidity risk | Deposits | 3 - 6 months
Structural interest rate risk
Liabilities	(17,375)	(14,194)	(152)
Liquidity risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(14,367)	(12,780)	(21,348)
Liquidity risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(19,813)	(21,136)	(293,275)
Liquidity risk | Deposits | 3 to 5 years
Structural interest rate risk
Liabilities	(11,475)	(11,777)
Liquidity risk | Deposits | 2024 and thereafter
Structural interest rate risk
Liabilities	(305,556)	(289,075)
Liquidity risk | Trade finance
Structural interest rate risk
Liabilities			(308)
Liquidity risk | Trade finance | Not Sensitive
Structural interest rate risk
Liabilities			(308)
Liquidity risk | Long-Term Funding
Structural interest rate risk
Liabilities	(214,803)	(191,378)	(183,446)
Liquidity risk | Long-Term Funding | 0 - 1 months
Structural interest rate risk
Liabilities	(3,470)	(4,292)	(18,762)
Liquidity risk | Long-Term Funding | 1 - 3 months
Structural interest rate risk
Liabilities	(10,517)	(11,334)	(9,763)
Liquidity risk | Long-Term Funding | 3 - 6 months
Structural interest rate risk
Liabilities	(17,219)	(11,619)	(17,956)
Liquidity risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(29,238)	(31,917)	(16,861)
Liquidity risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(40,266)	(50,504)	(68,710)
Liquidity risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(72,295)	(49,477)	(14,747)
Liquidity risk | Long-Term Funding | 2024 and thereafter
Structural interest rate risk
Liabilities	(4,010)	(3,250)	(36,647)
Liquidity risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(37,788)	(28,985)
Liquidity risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,527,900)	(198,480)	(114,846)
Liquidity risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,527,900)	(198,480)	(114,846)
Liquidity risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	101,353	80,851	146,748
Liquidity risk | Money Market | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	35,304	41,236	105,566
Liquidity risk | Money Market | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets			203
Liquidity risk | Money Market | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets		11	104
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets		11	11
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	52	41	44
Liquidity risk | Money Market | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets		10	32
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	65,997	39,543	40,788
Liquidity risk | Loans
Structural interest rate risk
Total Balance Sheet Assets	894,975	774,862	726,450
Liquidity risk | Loans | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	63,631	53,125	101,397
Liquidity risk | Loans | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	77,990	64,611	66,892
Liquidity risk | Loans | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets	77,902	68,058	62,277
Liquidity risk | Loans | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	117,370	101,213	89,069
Liquidity risk | Loans | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	262,468	234,382	197,379
Liquidity risk | Loans | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	126,185	106,830	86,306
Liquidity risk | Loans | 2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	170,565	146,624	136,230
Liquidity risk | Loans | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(1,135)	20	(13,100)
Liquidity risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	(226)	(72)	343
Liquidity risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(226)	(72)	343
Liquidity risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	265,639	372,029	330,254
Liquidity risk | Securities | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	204,594	330,590	290,900
Liquidity risk | Securities | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	143	123
Liquidity risk | Securities | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets	1,183	192	1
Liquidity risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	42,759	381	1
Liquidity risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	1,766	1,523	11,511
Liquidity risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	3,098	2,855
Liquidity risk | Securities | 2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	11,128	11,441
Liquidity risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	968	24,924	27,841
Liquidity risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	14,417	11,652	5,535
Liquidity risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	14,417	11,652	5,535
Liquidity risk | Other Assets.
Structural interest rate risk
Total Balance Sheet Assets	2,491,052	174,727	85,864
Liquidity risk | Other Assets. | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,491,052	$ 174,727	$ 84,864